Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 43,988	$ 41,468
Accounts receivable, net	119,084	140,762
Related party receivables	8,445	17,185
Inventories, net	180,600	180,517
Deferred tax assets	15,043	27,009
Discontinued current assets		133,601
Other current assets	25,578	19,358
Total current assets	392,738	559,900
Property, plant and equipment, net	124,022	138,404
Goodwill	218,209	219,125
Other intangible assets, net	239,836	253,685
Deferred financing costs, net	9,337	11,578
Discontinued long-term assets		176,051
Other long-term assets	775	1,380
Total assets	984,917	1,360,123
Current liabilities
Accounts payable	108,511	111,888
Current maturities of long-term debt	61	23,066
Related party payables	5,516	2,450
Product returns liability	27,231	35,736	$ 37,000	$ 36,700
Interest payable	4,414	13,083
Discontinued current liabilities		44,628
Accrued expenses and other current liabilities	61,069	39,970
Total current liabilities	206,802	270,821
Long-term debt, less current maturities	477,055	684,798
Pension and other post-retirement liabilities	88,643	90,296
Deferred tax liabilities	45,517	55,695
Long-term related party payables	101	101
Discontinued long-term liabilities		30,183
Other long-term liabilities	3,202	2,648
Total shareholder's equity (deficit)	163,597	225,581	$ 252,253	$ 295,782
Total liabilities and shareholder's equity	984,917	1,360,123
Eliminations [Member]
Current assets
Intercompany receivables - current	(220,438)	(255,603)
Total current assets	(220,438)	(255,603)
Investment in subsidiaries	(529,796)	(856,463)
Intercompany receivables non-current	(113,825)	(100,005)
Discontinued long-term assets		(7,265)
Total assets	(864,059)	(1,219,336)
Current liabilities
Intercompany payables - current	(220,438)	(255,603)
Total current liabilities	(220,438)	(255,603)
Intercompany payables - non-current	(113,825)	(100,005)
Discontinued long-term liabilities		(318)
Total shareholder's equity (deficit)	(529,796)	(863,410)
Total liabilities and shareholder's equity	(864,059)	(1,219,336)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	75	75
Intercompany receivables - current	5,902	2,071
Other current assets		4
Total current assets	5,977	2,150
Investment in subsidiaries	67,810	128,236
Intercompany receivables non-current	102,071	100,000
Total assets	175,858	230,386
Current liabilities
Related party payables	4,860	1,706
Accrued expenses and other current liabilities	7,401	2,940
Total current liabilities	12,261	4,646
Discontinued long-term liabilities		159
Total shareholder's equity (deficit)	163,597	225,581
Total liabilities and shareholder's equity	175,858	230,386
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	7,096	2,626
Intercompany receivables - current	139,415	179,121
Deferred tax assets		1,466
Other current assets	2,346	2,163
Total current assets	148,857	185,376
Investment in subsidiaries	356,097	624,722
Deferred financing costs, net	9,337	11,578
Total assets	514,291	821,676
Current liabilities
Current maturities of long-term debt		23,000
Intercompany payables - current		3,160
Interest payable	4,414	13,083
Accrued expenses and other current liabilities	(3,221)	(6,753)
Total current liabilities	1,193	32,490
Long-term debt, less current maturities	476,981	684,679
Deferred tax liabilities	(43,442)	(23,729)
Intercompany payables - non-current	11,749
Discontinued long-term liabilities		159
Total shareholder's equity (deficit)	67,810	128,077
Total liabilities and shareholder's equity	514,291	821,676
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	26,922	29,242
Intercompany receivables - current	44,656	42,638
Accounts receivable, net	103,062	121,715
Related party receivables	8,445	17,185
Inventories, net	149,087	148,993
Deferred tax assets	13,546	24,011
Discontinued current assets		129,591
Other current assets	15,278	10,029
Total current assets	360,996	523,404
Property, plant and equipment, net	81,982	95,126
Investment in subsidiaries	105,889	103,505
Goodwill	192,387	192,389
Other intangible assets, net	235,422	248,229
Intercompany receivables non-current	11,754	5
Discontinued long-term assets		178,925
Other long-term assets	563	681
Total assets	988,993	1,342,264
Current liabilities
Accounts payable	85,656	83,104
Current maturities of long-term debt	59	59
Related party payables	83
Intercompany payables - current	193,170	220,727
Product returns liability	26,676	35,251
Discontinued current liabilities		44,283
Accrued expenses and other current liabilities	48,388	37,096
Total current liabilities	354,032	420,520
Long-term debt, less current maturities	58	101
Pension and other post-retirement liabilities	88,481	90,207
Deferred tax liabilities	85,873	75,692
Intercompany payables - non-current	102,071	100,000
Long-term related party payables	101	101
Discontinued long-term liabilities		29,392
Other long-term liabilities	2,280	1,688
Total shareholder's equity (deficit)	356,097	624,563
Total liabilities and shareholder's equity	988,993	1,342,264
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	9,895	9,525
Intercompany receivables - current	30,465	31,773
Accounts receivable, net	16,022	19,047
Inventories, net	31,513	31,524
Deferred tax assets	1,497	1,532
Discontinued current assets		4,010
Other current assets	7,954	7,162
Total current assets	97,346	104,573
Property, plant and equipment, net	42,040	43,278
Goodwill	25,822	26,736
Other intangible assets, net	4,414	5,456
Discontinued long-term assets		4,391
Other long-term assets	212	699
Total assets	169,834	185,133
Current liabilities
Accounts payable	22,855	28,784
Current maturities of long-term debt	2	7
Related party payables	573	744
Intercompany payables - current	27,268	31,716
Product returns liability	555	485
Discontinued current liabilities		345
Accrued expenses and other current liabilities	8,501	6,687
Total current liabilities	59,754	68,768
Long-term debt, less current maturities	16	18
Pension and other post-retirement liabilities	162	89
Deferred tax liabilities	3,086	3,732
Intercompany payables - non-current	5	5
Discontinued long-term liabilities		791
Other long-term liabilities	922	960
Total shareholder's equity (deficit)	105,889	110,770
Total liabilities and shareholder's equity	$ 169,834	$ 185,133